Income Taxes - Summary of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Tax benefit of loss carryforwards	$ 747	$ 715
Liabilities currently not deductible for tax	171	188
Tax credit carryforwards	59	22
Unrealized loss on cash flow hedges and retirement liabilities	75	134
Others	21	21
Deferred tax assets, Gross, Total	1,073	1,080
Valuation allowance against tax benefit of loss carryforwards	(629)	(615)
Other valuation allowance	(129)	(66)
Deferred tax assets, Net, Total	315	399
Tax depreciation in excess of book depreciation	212	266
Other assets book value in excess of tax values	60	57
Tax on undistributed foreign earnings	106	98
Unrealized gain on cash flow hedges and retirement liabilities	24	3
Deferred tax liabilities, Total	402	424
Net deferred tax liabilities	$ (87)	$ (25)